Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment	Property and Equipment
Property and equipment consists of the following at March 31, 2020 and December 31, 2019 (in thousands):

	March 31, 2020	December 31, 2019
Video game terminals and equipment	$174,937	$166,850
Amusement and other equipment	17,615	16,417
Office equipment and furniture	1,590	1,540
Computer equipment and software	9,274	8,715
Leasehold improvements	44	44
Vehicles	10,200	9,304
Buildings and improvements	12,196	12,075
Land	911	911
Construction in progress	983	768
Total property and equipment	227,750	216,624
Less accumulated depreciation and amortization	(102,273)	(97,423)
Property and equipment, net	$125,477	$119,201

Depreciation and amortization of property and equipment amounted to $4.9 million, and $6.0 million for the three months ended March 31, 2020 and 2019, respectively.
Property and Equipment
Property and equipment consists of the following at December 31 (in thousands):

	2019	2018
Video game terminals and equipment	$166,850	$126,043
Amusement and other equipment	16,417	12,539
Office equipment and furniture	1,540	1,827
Computer equipment and software	8,715	5,092
Leasehold improvements	44	44
Vehicles	9,304	7,174
Buildings and improvements	12,075	9,365
Land	911	883
Construction in progress	768	1,339
Total property and equipment	216,624	164,306
Less accumulated depreciation and amortization	(97,423)	(71,864)
Property and equipment, net	$119,201	$92,442

Depreciation and amortization of property and equipment amounted to $26.4 million, $20.8 million and $16.8 million during the years ended December 31, 2019, 2018 and 2017, respectively.